Retirement Plans (tables)	12 Months Ended
Mar. 31, 2016
General Discussion Of Pension And Other Postretirement Benefits [Abstract]
Schedule of Changes in Projected Benefit Obligations [Table Text Block]
	2016	2015
	(In thousands)
Change in Benefit Obligation

Benefit obligation at beginning of year	$212,908	$170,478
Service cost	10,502	8,515
Interest cost	8,902	8,236
Plan amendments	-	952
Actuarial (gain) loss	(11,340)	30,556
Benefit payments and expenses	(6,936)	(5,829)
Benefit obligation at end of year	$214,036	$212,908

Change in Plan Assets

Fair value of plan assets at beginning of year	$157,948	$154,650
Actual gain on plan assets	2,126	8,777
Employer contributions	23,100	350
Benefit payments and expenses	(6,936)	(5,829)
Fair value of plan assets at end of year	$176,238	$157,948

Unfunded Status	$(37,798)	$(54,960)

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year [Table Text Block]
	2016	2015
	(In thousands)
Amounts Recognized in Accumulated Other
Comprehensive Pre-Tax Loss

Prior service cost	$(843)	$(952)
Net loss	(45,248)	(50,883)
Accumulated other comprehensive pre-tax loss	$(46,091)	$(51,835)

Schedule of Amounts Recognized In Other Comprehensive Income Loss [Table Text Block]
Pension and
post retirement plan
adjustments, net
of tax
(In thousands)
Accumulated Other Comprehensive Loss

Balance at March 31, 2015	$(31,804)

Other comprehensive loss before reclassifications	3,408
Reclassified from accumulated other comprehensive loss	-
Net current period other comprehensive loss	3,408
Balance at March 31, 2016	$(28,396)

Schedule of Costs of Retirement Plans [Table Text Block]
The following table provides the components of net periodic benefit cost for the Plan for fiscal years 2016, 2015, and 2014:

	2016	2015	2014
	(In thousands)
Service cost	$10,502	$8,515	$7,752
Interest cost	8,902	8,236	7,592
Expected return on plan assets	(11,685)	(11,360)	(9,938)
Amortization of net loss	3,854	350	2,434
Prior service cost	109	-	-
Net periodic benefit cost	$11,682	$5,741	$7,840

Schedule of Assumptions Used [Table Text Block]
	2016	2015

Discount rate - projected benefit obligation	4.36%	4.15%
Discount rate - pension expense	4.15%	4.85%
Expected return on plan assets	7.25%	7.25%
Rate of compensation increase	3.00%	3.00%

Schedule of Allocation of Plan Assets [Table Text Block]
The Company's plan assets consist of the following:

	Target	Percentage of Plan
	Allocation	Assets at March 31,
	2017	2016	2015

Plan Assets

Equity securities	99%	99%	97%
Debt securities	-	-	-
Real estate	-	-	-
Cash	1	1	3
Total	100%	100%	100%

Schedule Of Derivative Assets At Fair Value [Table Text Block]
	2016	2015
	Market Value	Market Value
	(In thousands)
Assets by Industry Type

Asset Category
Cash and cash equivalents:
Money market funds	$1,497	$5,545
Total cash and cash equivalents	1,497	5,545
Common equity securities:
Materials	9,379	5,460
Industrials	30,355	33,813
Telecommunication services	9,325	11,393
Consumer staples	33,048	23,410
Energy	14,658	15,062
Financials	34,891	32,808
Health Care	10,538	7,503
Information technology	9,681	5,608
Utilities	22,866	17,346
Total common equity securities	174,741	152,403
Total assets	$176,238	$157,948

Schedule of Expected Benefit Payments [Table Text Block]
Estimated future benefit payments reflecting expected future service for the fiscal years ending March 31 (in thousands):

2017	$6,799
2018	7,394
2019	7,964
2020	8,577
2021	9,324
2022-2024	57,417